UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Name of Fund: Legg Mason Growth Trust, Inc.

Fund Address: 100 Light Street

Baltimore, MD 21202

Name and address of agent for service: Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 – Schedule of Investments

Portfolio of Investments

Legg Mason Growth Trust, Inc.

March 31, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.0%

Consumer Discretionary — 17.9%
Internet and Catalog Retail — 10.3%
Amazon.com Inc.	1,800	$71,622	A
Expedia Inc.	900	20,862	A
IAC/InterActiveCorp	300	11,313	A

		103,797

Media — 2.1%
XM Satellite Radio Holdings Inc.	1,650	21,318	A

Specialty Retail — 3.4%
The Home Depot Inc.	925	33,984

Textiles, Apparel and Luxury Goods — 2.1%
NIKE Inc.	200	21,252

Financials — 18.6%
Capital Markets — 4.5%
E*Trade Financial Corp.	900	19,098	A
The Goldman Sachs Group Inc.	125	25,829

		44,927

Diversified Financial Services — 4.8%
Citigroup Inc.	950	48,773

Insurance — 4.6%
American International Group Inc.	690	46,382

Thrifts and Mortgage Finance — 4.7%
Countrywide Financial Corp.	1,400	47,096

Portfolio of Investments — Continued

Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value
Health Care — 6.5%
Biotechnology — 1.9%
Amgen Inc.	350	$19,558	A

Health Care Providers and Services — 4.6%
Aetna Inc.	1,050	45,980

Industrials — 10.6%
Air Freight and Logistics — 1.9%
FedEx Corp.	175	18,800

Construction and Engineering — 2.0%
Quanta Services Inc.	800	20,176	A

Industrial Conglomerates — 4.6%
General Electric Co.	1,300	45,968

Machinery — 2.1%
Caterpillar Inc.	325	21,785

Information Technology — 44.4%
Communications Equipment — 13.9%
Cisco Systems Inc.	940	23,998	A
Nokia Oyj — ADR	2,650	60,738
QUALCOMM Inc.	1,300	55,458

		140,194

Electronic Equipment and Instruments — 2.9%
Jabil Circuit Inc.	950	20,340
SunPower Corp.	200	9,100	A

		29,440

Internet Software and Services — 18.1%
eBay Inc.	1,700	56,355	A
Google Inc.	91	41,841	A
Yahoo! Inc.	2,700	84,483	A

		182,679

IT Services — 1.9%
Accenture Ltd.	500	19,270

	Shares/Par	Value
Information Technology — Continued
Semiconductors and Semiconductor Equipment — 3.0%
Texas Instruments Inc.	1,000	$30,100

Software — 4.6%
Electronic Arts Inc. (EA)	800	40,288	A
NAVTEQ Corp.	164	5,664	A

		45,952

Total Common Stocks and Equity Interests
(Cost — $ 843,387)		987,431

Repurchase Agreements — 1.9%

Bank of America
5.30%, dated 3/30/07, to be repurchased at $9,588 on 4/2/07 (Collateral: $10,075 Freddie Mac Discount Note, due 10/26/07, value $9,775)	$9,584	9,584
Goldman Sachs Group Inc.
5.30%, dated 3/30/07, to be repurchased at $9,588 4/2/07 (Collateral: $10,056 Fannie Mae Note, due 5/1/36, value $9,816)	9,584	9,584

Total Repurchase Agreements (Cost — $19,168)		19,168

Total Investments — 99.9% (Cost — $862,555)		1,006,599
Other Assets Less Liabilities — 0.1%		959

Net Assets — 100.0%		$1,007,558

Net Asset Value Per Shares:
Primary Class		$30.74

Class R		$31.47

Financial Intermediary Class		$31.50

Institutional Class		$31.77

A	Non-income producing.
ADR	— American Depository Receipt

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: May 29, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.
Date: May 23, 2007